Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.Summary of Significant Accounting Policies

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE and the subsidiaries of the VIE. All significant inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include, but are not limited to, allowance for doubtful accounts for accounts receivable, fair value of short-term investment, useful lives of property, equipment and intangible assets, incremental borrowing rate (“IBR”) applied in lease liabilities, impairment of long-lived assets, intangible assets and goodwill, purchase price allocation and fair value contingent consideration with respect to business combinations, valuation allowance for deferred tax assets, share-based compensation and fair value of intangible assets acquired associated with non-monetary transactions. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

2.Summary of Significant Accounting Policies (continued)

Foreign currency

The functional currency of the Company, Quhuo BVI, Quhuo HK and Quhuo International is the United States Dollars (“US$”). The functional currency of WFOE, the VIE and subsidiaries of the VIE located in the PRC is Renminbi (“RMB”). The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses resulting from remeasurement are included in the consolidated statements of comprehensive loss.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB7.0999 on December 29, 2023 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash, cash equivalents and restricted cash

Cash and cash equivalents primarily consist of cash on hand, demand deposits and time deposits which are highly liquid. The Company considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

Restricted cash mainly represents cash reserved in a bank account for legal liability.

Accounts receivable and allowance for credit losses

Accounts receivable are carried at net realizable value. The Company's accounts receivable are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of accounts receivable which include size, type of the services or the products the Company provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the life - time expected credit losses. Additionally, external data and macroeconomic factors are also considered. This is assessed at each half year based on the Company's specific facts and circumstances.

Short-term investments

Short-term investments consist of investments in structured notes with original maturities of greater than three months, but less than twelve months and investment in alternative investment fund, which is measured using the net asset value (NAV) per share as a practical expedient. The investment in the fund is redeemable on demand, subject to 30 days advance notice period.

2.Summary of Significant Accounting Policies (continued)

Fair value measurements

Financial instruments of the Company primarily include cash, restricted cash, short-term investments, accounts receivable, other receivables, accounts payable and accrued liabilities, other receivables, amounts due from and due to related parties, long-term investments, deposits, equity consideration payable, contingent consideration payable, short-term debt and long-term debt. The Company applies ASC 820, Fair Value Measurements and Disclosures (‘‘ASC 820’’), in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The short-term investments are measured at fair value. Equity method investments have no quoted market prices and it is not practicable to estimate their fair value without incurring excessive costs. The carrying amounts of the remaining financial instruments, except for long-term debt and deposits, approximate their fair values because of their short-term maturities.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1-Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated Useful Lives
Furniture	5 years
Electronic equipment	3 years
Vehicles	5 years
Leasehold improvement	Over the shorter of the terms or the estimated useful lives

Repair and maintenance costs are charged to expense as incurred. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

2.Summary of Significant Accounting Policies (continued)

Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated Economic Lives
Customer relationships	4-8 years
Purchased software	3 years
Technology	5 years

Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets, including property and equipment and intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Company evaluates the recoverability of long-lived assets by comparing their carrying amount to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets when the market prices are not readily available. The Company also recorded RMB4,240, nil and nil impairment charges related to intangibles assets for the years ended December 31, 2021, 2022 and 2023, respectively.

Business combination

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the Company allocate the fair value of purchase consideration to the separately identifiable tangible and intangible assets acquired as well as liabilities assumed based on their estimated fair values. The consideration transferred in an acquisition includes the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent consideration and all contractual contingencies as of the acquisition date. The excess of the total of cost of acquisition, over the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the businesses acquired, the difference is recognized directly in earnings. Transaction costs directly attributable to the acquisitions are expensed as incurred.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed, and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. Significant estimates include but are not limited to future expected cash flows from acquired assets, assumptions on useful lives, discount rates and terminal values. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill

In accordance with ASC 350, Intangibles-Goodwill and Others (“ASC 350”), the Company assigns and assesses goodwill for impairment at the reporting unit level. A reporting unit is an operating segment or one level below the operating segment. Goodwill was allocated to the reporting units that are expected to benefit from the business combinations.

2.Summary of Significant Accounting Policies (continued)

Goodwill (continued)

Under ASC 350, goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company early adopted ASU No. 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (‘‘ASU 2017-04’’), pursuant to which the Company will apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a goodwill allocated to the reporting unit’s carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The Company assesses qualitative factors such as business changes, economic outlook, financial trends and forecast, growth rates, industry data and other relevant qualitative factors to determine if it’s more-likely-than-not that the goodwill might be impaired and whether it’s necessary to perform a quantitative goodwill impairment. If the qualitative factors indicate a potential impairment, the Company compares the carrying amount of a reporting unit to its fair value, which is based on a discounted future cash flow approach. The Company recognized goodwill impairment charge of RMB51,971, RMB4,882 and nil for the years ended December 31, 2021, 2022 and 2023, respectively.

Revenue recognition

The Company generates its revenue from its on-demand consumer service business, primarily from On-demand delivery solution services provided to online ordering platforms operated by industry customers in the PRC and some other third parties. The Company also generates revenue from its bike-sharing maintenance solution services provided to bike-sharing companies, from ride-hailing solution services, from vehicle export solution services, from housekeeping solution services and from B&B operation solutions services.

On-demand delivery solutions

The Company enters into delivery service agreements to provide an integrated On-demand delivery solution services to industry customers. Industry customers divide their intracity food delivery network into a number of delivery areas. The Company is responsible for providing delivery solution services to fulfill all On-demand delivery orders on a daily and an if-needed basis within the specified delivery areas managed by the Company.

The Company manages its delivery rider groups to ensure there are sufficient delivery riders to fulfill all orders within each delivery area and assures that the quality of delivery solution services is in compliance with the industry customers’ service standards.

The Company concluded it has a stand ready obligation to fulfill all delivery orders and considered the series of services as a single performance obligation. The customers receive the benefit of the services and the Company has the right to payment as the services are performed over the term of the month-to-month contracts or the one-year contract. The Company charges delivery service fees to industry customers based on the number of orders completed at a fixed rate per order, subject to adjustments based on the monthly performance against key performance indicators set by each customer. Revenues are variable based on volume of delivery orders and monthly performance results. The Company recognizes revenue when the variable consideration becomes fixed at the end of the month when the uncertainty around the order volume and monthly performance evaluation is resolved.

The Company recognizes consideration payable to the customer that is not in exchange for a distinct good or service as a reduction of revenue. When the Company makes an upfront payment to a customer for entering into a new contract, the substance of the payment is generally made to secure a relationship with the customer to generate future revenues. The upfront payment is initially recognized as a non-current asset and reduces revenues on a straight-line basis over anticipated relationship period. The anticipated relationship period is generally 8 years and will be reassessed on an annual basis.

2.Summary of Significant Accounting Policies (continued)

Revenue recognition (continued)

Principal versus agent considerations

The Company evaluates whether it is appropriate to record the revenue on gross or net basis based on whether it acts as a principal or as an agent in each of its revenue streams.

The Company concluded it controls the service provided by delivery riders to customers as (i) the Company is primarily responsible for the fulfillment of the contract and assure services are acceptable by the customer; (ii) the Company needs to maintain sufficient delivery riders in order to deliver all On-demand delivery orders within delivery areas on a daily and an if-needed basis; (iii) the Company can direct the right to use delivery riders’ services as it chooses (e.g. to fulfill one customer’s contract or to fulfill another customer’s contract), and (iv) the Company has the ultimate discretion to set up the price of the service with customers.

Mobility service solutions

The Company’s mobility service solutions comprise ride-hailing solutions, shared-bike maintenance solutions, vehicle export solutions and freight service solutions.

Bike-sharing maintenance solution

The Company derives revenue from service fees paid by bike-sharing companies for daily maintenance services provided. The Company’s bike-sharing maintenance solution include maintaining orderliness of bikes, redistribution and transportation of idle bikes based on end users’ usage patterns within a designated area, and identification, transportation and repair of malfunctioning bikes.

The Company’s obligation is performing maintenance services on the term of a month-to-month contract and considered the series of services as a single performance obligation. The customer receives the benefit of the services and the Company has the right to payment as the service are performed. The Company charges maintenance service fees to the bike-sharing company based on the number of service hours and the number of bikes transported. Revenues are variable based on volume of service performed and the Company recognizes maintenance services revenue as the services are rendered.

Ride-hailing solution

The Company generated revenue from ride-hailing solution services primarily from car rental fees paid by ride-hailing drivers. The Company primarily derives revenues from rental fees under its car leasing agreements with ride-hailing drivers. These arrangements are classified as operating leases as defined within ASC 842, Leases (“ASC 842”). The Company recognizes revenue from these arrangements on a straight-line basis over the lease term.

In addition, the Company also provided ride-hailing management services to certain ride-hailing platform as an agent by connecting ride-hailing drivers and the ride-hailing platform. Accordingly, the Company recognizes revenue on a net basis. Revenue generated from this arrangement was not material for the period presented.

Vehicle export solutions

The Company generated revenue from vehicle export solutions primarily by selling vehicles to third party buyers. The Company charges payments of vehicles based on the unit price and the number of vehicles shipped and recognizes sales revenue point in time as the vehicles are shipped.

2.Summary of Significant Accounting Policies (continued)

Revenue recognition (continued)

Freight service solution

The Company derives revenue from service fees paid by freight service companies for fulfilling end-to-end intra-city and long-distance transportation orders.

The Company’s obligation is performing freight services on the term of the one-year contract and considered the series of services as a single performance obligation. The customer receives the benefit of the services and the Company has the right to payment as the service are performed. The Company charges freight service fees to the industry customers based on the number of orders. Revenues are variable based on volume of service performed and the Company recognizes freight services revenue as the services are rendered.

Housekeeping and other solutions

The Company generated revenue from Housekeeping and other solutions primarily by providing standardized housekeeping service including cleaning and other services to industry customers that mainly comprise hotels and B&Bs and short-term rental properties in China. The Company charges monthly service fees to industry customers based on the service hours and/or the number of fulfilled orders and adjusted based on KPI performance. Revenues are variable based on the volume of service performed and the Company recognizes service revenue as the services are rendered.

Sales and other taxes

Pursuant to ASC 606-10-32-2A, the Company has elected to exclude from revenue sales taxes and other similar taxes that are both imposed on and are concurrent with revenue producing transactions. Therefore, revenues are recognized net of value added taxes (“VAT”).

Practical Expedients

The Company has utilized the practical expedient available under ASC 606-10-50-14 to not to disclose information about its remaining performance obligations because the Company’s contracts with customers generally have an expected duration less than one year.

Payment term

Payment terms and conditions vary by contract type, although the Company’s terms generally include a requirement of payment within 30 to 90 days since billing is issued. In instances where the timing of revenue recognition differs from the timing of payment, the Company has determined that its contracts do not include a significant financing component.

Cost of revenue

Cost of revenue consists primarily of labor costs related to the outsourced workforce, rental expenses, amortization of customer relationships, on-demand delivery supplies, workforce insurance costs, depreciation of property and equipment, service fees charged by 3rd parties and other costs directly attributable to the Company’s revenue generating activities.

Research and development

Research and development expenses primarily consist of salaries and benefits for research and development personnel engaging in software or platform development. The Company expenses research and development costs as they are incurred.

2.Summary of Significant Accounting Policies (continued)

Employee benefit expenses

All eligible employees of the Company are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed. The Company has no further payment obligations once the contributions have been paid. The Company recorded employee benefit expenses of RMB11,311, RMB4,036 and RMB6,935 (US$977) for the years ended December 31, 2021, 2022 and 2023, respectively.

VAT

Pursuant to the PRC tax legislation, VAT is generally imposed in lieu of business tax in the modern service industries, on a nationwide basis. VAT of 6% applies to revenue derived from the provision of On-demand delivery services and bike-sharing maintenance services. The Company is allowed to offset the qualified input VAT paid on taxable purchases against the output VAT chargeable on the modern services provided.

Leases

The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to not reassess 1) whether expired or existing contracts are or contain leases, 2) lease classification for any expired or existing leases as of the adoption date and 3) initial direct costs for existing leases as of the adoption date. The Company also made an accounting policy election to exempt short-term leases of 12 months or less form balance sheet recognition requirements associated with the new standard. The Company will recognize fixed rental payments for these short-term leases as a straight-line expense over the lease.

The Company leases offices and service stations to support its on-demand delivery solution services and leases vehicles to individual drivers for ride-hailing solution services. The Company classifies these leases as operating leases in accordance with ASC 842-10-25-2. The Company records an operating lease right-of-use (“ROU”) asset and lease liability based on the present value of the lease payments over the lease term at the commencement date. The Company excludes variable lease payments not dependent on an index or rate from the ROU asset and lease liability calculations and are recognize such amounts as expense in the period which it incurs the obligation for those. As the rate implicit in the Company’s leases are not readily available, the company estimates its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments. The incremental borrowing rate reflects the fixed rate at which the Company could borrow on a collateralized basis, the amount of the lease payments in the same currency, for a similar term and in a similar economic environment. ROU assets include any lease prepayments and are reduced by lease incentives. The Company recognize operating lease expense on a straight-line basis over the lease term. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise.

Income taxes

The Company follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (‘‘ASC 740’’). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

2.Summary of Significant Accounting Policies (continued)

Income taxes (continued)

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax law. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

In accordance with the provisions of ASC 740, the Company recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company’s estimated liability for unrecognized tax benefits, if any, will be recorded in the “other non-current liabilities” in the accompanying consolidated financial statements, and is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Company’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

Awards granted to employees

The Company applies ASC 718, Compensation-Stock Compensation (‘‘ASC 718’’), to account for its employee share-based payments. In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company’s share-based awards to employees were classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

Awards granted to non-employees

The Company early adopted ASU No. 2018-7, Compensation-Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting (“ASU 2018-7”) on January 1, 2017 and applies ASC 718 to account for share-based payments for acquiring goods and services from non-employees.

The Company elected to recognize share-based compensation using the accelerated method, for all share-based awards granted with graded vesting based on service conditions and performance conditions. For share-based payment awards with market conditions, such market conditions are included in the determination of the estimated grant-date fair value. The Company early adopted ASU No. 2016-09, Compensation-Stock Compensation (Topic 718), Improvements to Employee Share-Based Payment Accounting on January 1, 2017 and elected to account for forfeitures as they occur. The Company, with the assistance of an independent third-party valuation firm determined the fair value of the stock options granted to employees and non-employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees.

Modification of awards

A change in the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award.

2.Summary of Significant Accounting Policies (continued)

Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of unrestricted ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income/(loss) is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s redeemable convertible preferred shares are participating securities. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net losses for the periods presented were not allocated to the Company’s participating securities. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the conversion of the Company’s redeemable convertible preferred shares using the if-converted method. The Company calculates the dilutive effect of ordinary share issuable upon the exercise of share options, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

Segment reporting

In accordance with ASC 280-10, Segment Reporting: Overall, the Company’s chief operating decision maker (‘‘CODM’’) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for purposes of internal reporting. All of the Company’s revenues for the years ended December 31, 2021 and 2022 were generated from the PRC. More than 95% of the Company’s revenues for the year ended December 31, 2023 were generated from the PRC. As of December 31, 2022 and 2023, all of the long-lived assets of the Company are located in the PRC, and therefore, no geographical segments are presented.

Recent accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 is intended to improve financial reporting by requiring timelier recording of credit losses on loans and other financial instruments held by financial institutions and other organizations. This ASU requires the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU requires enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of the Group’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. In November 2019, the FASB issued ASU 2019-10, which extends the adoption date for certain registrants. The amendments in ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within fiscal years beginning after December 15, 2023. In February 2020 the FASB issued ASU 2020-02 which updated SEC Staff Accounting Bulletin No. 119 providing interpretive guidance on methodology and supporting documentation for measuring credit losses. The Group’s primary financial instrument in-scope for ASU 2016-13 is accounts receivable. Given the short-term nature of the receivables and minimal expected credit losses, the adoption of this guidance did not have a material impact on the Group’s consolidated financial statements.

2.Summary of Significant Accounting Policies (continued)

Recent accounting pronouncements (continued)

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. FASB clarifies guidance on measuring fair value of equity securities subject to contractual sale restrictions. The amendments clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The Company is currently evaluating the impact on its financial statements of adopting this guidance.

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280)”. The amendment in this Update is intended to improve reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The amendments also require a public entity disclose the title and position of the CODM and an explanation of how the CODM uses the reported measures of segment profit or loss in assessing segment performance and deciding how to allocate resources. For public entity with single reportable segment, the Update requires the entity to provide all the disclosures required by the amendments in the ASU and all existing segment disclosures in Topic 280. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company will adopt this ASU on October 1, 2024 and expects that the adoption will not have a material impact on the Company’s consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”. The Update requires that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate). The ASU is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company will adopt this ASU on October 1, 2026. The Company does not expect the adoption will have a material impact on the Company’s consolidated financial statements and related disclosures.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of comprehensive income and cash flows.